Commitments and Contingencies - Assets Pledged as Collateral (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Cash and cash equivalents	$ 258	$ 1,398
Accounts receivable	4,920	4,453
Inventory	1,486	3,480
Property and equipment	772	1,111
KEB Hana Bank | Related party | Assets pledged as collateral | Borrowings
Borrowings
Borrowings	7,000	7,100
IBK Industrial Bank | Related party | Assets pledged as collateral | Borrowings
Borrowings
Borrowings	7,100	7,300
Anapass, Inc. | Related party | Assets pledged as collateral | Borrowings
Borrowings
Borrowings	10,100	10,300
Cash and cash equivalents	254	1,363
Accounts receivable	4,920	4,453
Inventory	1,486	3,480
Property and equipment	352	485
Intangible assets and others	$ 199	$ 531